Intangible Assets (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Amortization of Intangible Assets	¥ 250	$ 39	¥ 326	¥ 3,876
Customer Relationships [Member]
Amortization of Intangible Assets	0	0	0	3,590
Technical know-how [Member]
Amortization of Intangible Assets	¥ 250	$ 39	¥ 326	¥ 286